Commitments and Contingencies - Summary of Cash Paid for Company's Operating Lease Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 3,310	$ 2,226	$ 3,326	$ 3,810
Increase in lease liabilities and right-of-use assets due to lease remeasurements	$ 0	$ 6,262	$ 6,262	$ 10,901